Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Terms and Conditions of Share-based Payment Arrangement
Overview of the different programs:

Long Term Incentive Plan 2021 ("LTIP 2021")
In 2021, the LTIP 2021 was implemented to replace the existing share-based compensation plans in place at the time and is the currently active share-based compensation plan for equity compensation to On's team members. In March 2023, the LTIP 2021 was amended with the revised vesting parameters described below.

Awards under the LTIP 2021 are granted as RSU's or PSU's and are subject to time-based and in the case of PSU's additional performance-based vesting conditions.

Subject to a participant's continuous employment and unless otherwise agreed in a participant's award agreement, 34% of RSU's granted vest on the first anniversary of the granting date; thereafter, 8.25% of the RSU's vest at the end of each quarter following the first anniversary of the granting date.

Any grant of PSU's is split equally between a two year performance cycle and a three year performance cycle. Subject to a participant's continuous employment, the achievement of the performance conditions as well as the resulting vesting factor and unless otherwise agreed in a participant's award agreement, the PSU's vest in full 24 months following the grant date (for a two year performance cycle) and 36 months following the granting date (for a three year performance cycle).

PSU's granted to members of On's Executive Board are subject to a market-based award multiplier, based on the achievement of On's total shareholder return relative to a broad market index measured over the same two year and three year performance cycle.

Prior to the amendment in March 2023, grants were subject to time-based and in the case of PSU's additional performance-based vesting conditions. Subject to the participant's continuous employment and unless otherwise agreed in a participant's award agreement, 33.3% of the RSU's granted were scheduled to vest on the grant date and on the first anniversary of the granting date, respectively, so that the remaining 33.3%% vest on the second anniversary of the grant. The PSU's granted were scheduled to vest on the third anniversary of the grant date, subject to the achievement of the performance conditions, measured over the performance cycle, and the resulting vesting factor.

In December 2022, to account for local laws in the U.S. that did not allow for grants to U.S. participants under the LTIP 2020, replacement grants were provided to U.S. participants that would have qualified for a grant under the LTIP 2020. These replacement grants were granted as RSU's under the LTIP 2021, and were agreed to vest immediately upon grant, to allow for the same economic benefit to the U.S. participants, that they would have otherwise received as a part of their qualification for a grant under the LTIP 2020 (further details on the LTIP 2020 can be found below).

Upon vesting, the awards are distributed to participants in the form of shares as soon as operationally feasible.

Compensation of non-executive members of the Board of Directors of On 2019 ("BOD 2019")
Awards under the share-based compensation program for non-executive members of the Board of Directors are granted as RSU's. These awards are granted to On's non-executive board members that receive equity compensation for their services as members of On's Board of Directors on a quarterly basis.

The RSU's are not subject to vesting requirements and immediately vest upon grant, subject to an administrative period to allow for the acceptance of awards by participants.

Long Term Incentive Plan 2020 ("LTIP 2020")
Awards under the LTIP 2020 were granted as options, with the final grant issued in 2022. All options granted under the LTIP 2020 met their full vesting requirements in connection with our IPO in September 2021, which constituted an exit event.

The remaining outstanding awards under the LTIP 2020 are fully vested and exercisable. Vested options may be exercised until the seventh anniversary of the contractual granting date.

Tax Recognition Plan 2022 ("TRP 2022")
In 2022 and 2023, RSU's were granted to certain employees of On who were subject to elevated tax obligations in connection with prior grants of equity incentive awards or RSU's vesting in connection with the Company's IPO. In 2024, no RSU's were granted pursuant to this plan.

The RSU's immediately vested upon grant, subject to an administrative period to allow for the acceptance of awards by participants.

Service, License, and Investment Agreement 2019 ("SLIA")
In 2019, a “service, license and investment agreement” was negotiated between On and third parties, including the payment of share-based compensation in exchange for the services provided by the third parties. Awards under the SLIA 2019 were granted as options. The milestone-based vesting criteria include the achievement of certain Net Sales thresholds for the fiscal year ended December 31, 2023 as well as the fiscal year ended December 31, 2024. If the respective milestones are reached, the formal vesting of the options occurs upon publication of the annual report for the fiscal year ended December 31, 2023 as well as the fiscal year ended December 31, 2024, respectively.

Vested options may be exercised until the six month anniversary of the applicable vesting date.

Schedule of Expenses Arising from Share-based Payment Transactions	Total expenses arising from share-based payment transactions during the period were as follows:

	Year ended December 31,
(CHF in millions)	2024	2023	2022

LTIP 2021	51.9	24.4	—
LTIP 2020	—	—	32.7
Other(1)	19.6	7.4	1.1
Total share-based compensation expense(2)	71.5	31.8	33.8
(1) Other includes social charges attributable to the respective plans, and share-based compensation expense associated with BOD 2019 and other plans. Social charges are settled in cash and consider any costs related to local legal requirements related to share-based compensation. Refer to note 6.3 Provisions for additional information on social charges.
(2) Share-based compensation is recording within line item selling, general and administrative expenses in the consolidated statements of income. As of December 31, 2024, On has recognized an increase in shareholders' equity in the balance sheet of CHF 57.5 million and CHF 27.3 million for share-based compensation incurred during the twelve-month periods ended December 31, 2024 and December 31, 2023.
Schedule of Other Equity Instruments
A summary of activity under the plan types as of December 31, 2024, December 31, 2023, and changes during the years ending on those dates, is presented below:

Plan type	Stock options (Class A Shares)(1)(2)		Stock options (Class B Shares)(1)(3)		RSU's(1)(4)	PSU's(1)(5)
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$	Number of shares	Number of shares

Awards outstanding at January 1, 2023	11,248,314	3.83	15,812,500	0.77	75,496	37,808
Awards granted	—	n/a	—	n/a	966,480	1,034,815
Awards forfeited / expired	(7,500)	0.11	—	n/a	(57,724)	(5,408)
Awards exercised / vested	(2,138,491)	5.42	—	n/a	(134,748)	—
Awards outstanding at December 31, 2023	9,102,323	3.46	15,812,500	0.77	849,504	1,067,215
weighted average contractual life remaining (years)	0.6	n/a	0	n/a	1.0	1.7
maximum term (years)	1.5	n/a	—	n/a	2.2	2.2
exercisable	9,102,323	3.46	15,812,500	0.77	39,705	—

Awards outstanding at January 1, 2024	9,102,323	3.46	15,812,500	0.77	849,504	1,067,215
Awards granted	—	n/a	—	n/a	629,831	834,743
Awards forfeited / expired	(3,940)	11.69	—	n/a	(71,220)	(21,962)
Awards exercised / vested	(4,588,738)	5.92	—	n/a	(519,510)	—
Awards outstanding at December 31, 2024	4,509,645	4.13	15,812,500	0.77	888,605	1,879,996
weighted average contractual life remaining (years)	0.4	n/a	—	n/a	0.9	1.1
maximum term (years)	0.8	n/a	—	n/a	3.0	2.2
exercisable	4,509,645	4.13	15,812,500	0.77	2,000	—
(1) The Company reclassified prior year comparative amounts to conform with current year presentation in the table above. This change in presentation did not have any impact on the Company's results of operations, financial condition, or any other financial statements.
(2) The following plans are included within Stock options (Class A shares): LTPP 2018, LTIP 2018, LTIP 2020 (Class A Shares), and SLIA 2019.
(3) The following plan is included within Stock options (Class B shares): LTIP 2020 (Class B Shares).
(4) The following plans are included within RSU's: OEPP 2018, BoD 2019, LTIP 2021 RSUs, Founders' Plan 2021, Tax Recognition 2022.
(5) The following plan is included within PSU's: LTIP 2021 PSU.
Schedule of Share Options
A summary of activity under the plan types as of December 31, 2024, December 31, 2023, and changes during the years ending on those dates, is presented below:

Plan type	Stock options (Class A Shares)(1)(2)		Stock options (Class B Shares)(1)(3)		RSU's(1)(4)	PSU's(1)(5)
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$	Number of shares	Number of shares

Awards outstanding at January 1, 2023	11,248,314	3.83	15,812,500	0.77	75,496	37,808
Awards granted	—	n/a	—	n/a	966,480	1,034,815
Awards forfeited / expired	(7,500)	0.11	—	n/a	(57,724)	(5,408)
Awards exercised / vested	(2,138,491)	5.42	—	n/a	(134,748)	—
Awards outstanding at December 31, 2023	9,102,323	3.46	15,812,500	0.77	849,504	1,067,215
weighted average contractual life remaining (years)	0.6	n/a	0	n/a	1.0	1.7
maximum term (years)	1.5	n/a	—	n/a	2.2	2.2
exercisable	9,102,323	3.46	15,812,500	0.77	39,705	—

Awards outstanding at January 1, 2024	9,102,323	3.46	15,812,500	0.77	849,504	1,067,215
Awards granted	—	n/a	—	n/a	629,831	834,743
Awards forfeited / expired	(3,940)	11.69	—	n/a	(71,220)	(21,962)
Awards exercised / vested	(4,588,738)	5.92	—	n/a	(519,510)	—
Awards outstanding at December 31, 2024	4,509,645	4.13	15,812,500	0.77	888,605	1,879,996
weighted average contractual life remaining (years)	0.4	n/a	—	n/a	0.9	1.1
maximum term (years)	0.8	n/a	—	n/a	3.0	2.2
exercisable	4,509,645	4.13	15,812,500	0.77	2,000	—
(1) The Company reclassified prior year comparative amounts to conform with current year presentation in the table above. This change in presentation did not have any impact on the Company's results of operations, financial condition, or any other financial statements.
(2) The following plans are included within Stock options (Class A shares): LTPP 2018, LTIP 2018, LTIP 2020 (Class A Shares), and SLIA 2019.
(3) The following plan is included within Stock options (Class B shares): LTIP 2020 (Class B Shares).
(4) The following plans are included within RSU's: OEPP 2018, BoD 2019, LTIP 2021 RSUs, Founders' Plan 2021, Tax Recognition 2022.
(5) The following plan is included within PSU's: LTIP 2021 PSU.
Valuation Inputs, Other Equity Instruments
Inputs used in the measurement of the fair values at grant date of the equity compensation plans were as follows:

For the year ended December 31, 2024

Plan	Grant Date	Share price on measurement date (CHF)

LTIP 2021 (PSU's and RSU's) & BOD 2019	March 25, 2024	31.07
LTIP 2021 (PSU's and RSU's) & BOD 2019	June 24, 2024	34.88
BOD 2019	July 10, 2024	32.94
LTIP 2021 (PSU's and RSU's) & BOD 2019	September 23, 2024	42.74
LTIP 2021 (PSU's and RSU's) & BOD 2019	December 16, 2024	51.65

For the year ended December 31, 2023

Plan	Grant Date	Share price on measurement date (CHF)

Tax Recognition Plan 2022 & Founders Plan 2021	January 3, 2023	20.84
LTIP 2021 (PSU's and RSU's) & BOD 2019	March 9, 2023	19.87
LTIP 2021 (PSU's and RSU's) & BOD 2019	March 28, 2023	27.34
LTIP 2021 (PSU's and RSU's) & BOD 2019	April 1, 2023	28.34
LTIP 2021 (PSU's and RSU's) & BOD 2019	June 23, 2023	26.72
LTIP 2021 (PSU's and RSU's) & BOD 2019	September 26, 2023	23.81
LTIP 2021 (PSU's and RSU's) & BOD 2019	December 18, 2023	26.52
BOD 2019	March 27, 2023	27.71

Valuation Inputs, Share Options
Inputs used in the measurement of the fair values at grant date of the equity compensation plans were as follows:

For the year ended December 31, 2024

Plan	Grant Date	Share price on measurement date (CHF)

LTIP 2021 (PSU's and RSU's) & BOD 2019	March 25, 2024	31.07
LTIP 2021 (PSU's and RSU's) & BOD 2019	June 24, 2024	34.88
BOD 2019	July 10, 2024	32.94
LTIP 2021 (PSU's and RSU's) & BOD 2019	September 23, 2024	42.74
LTIP 2021 (PSU's and RSU's) & BOD 2019	December 16, 2024	51.65

For the year ended December 31, 2023

Plan	Grant Date	Share price on measurement date (CHF)

Tax Recognition Plan 2022 & Founders Plan 2021	January 3, 2023	20.84
LTIP 2021 (PSU's and RSU's) & BOD 2019	March 9, 2023	19.87
LTIP 2021 (PSU's and RSU's) & BOD 2019	March 28, 2023	27.34
LTIP 2021 (PSU's and RSU's) & BOD 2019	April 1, 2023	28.34
LTIP 2021 (PSU's and RSU's) & BOD 2019	June 23, 2023	26.72
LTIP 2021 (PSU's and RSU's) & BOD 2019	September 26, 2023	23.81
LTIP 2021 (PSU's and RSU's) & BOD 2019	December 18, 2023	26.52
BOD 2019	March 27, 2023	27.71